Subsequent Events	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 16 - SUBSEQUENT EVENTS

On April 30, 2019, the original due date of the Promissory Note in connection with the acquisition of the casing operations of Jagemann Stamping Company was subsequently extended to April 1, 2020. The note bears interest per annum at approximately 4.6% payable in arrears monthly until October 1, 2019 when the interest rate increases to 9% per annum payable monthly until principal and accrued interest are paid in full. In May of 2019, the Company paid $1,500,000 on the balance of the Note.

On May 2, 2019, the Company sold its online store “www.ammodeal.com” to AZ Virtual CFO, LLC. The assets sold include, but are not limited to, the website, all permits and registrations, and the books and records of the website. The purchase price was $50,000 and is to be paid in monthly installments of three percent of the gross revenue arising out of operation of the asset and shall be paid in full by December 1, 2021. AZ Virtual CFO, LLC is owned by Ron Shostack, former Officer and current independent contractor of the Company.

On May 3, 2019, the Company entered into a promissory note of $375,000 with a shareholder of the Company. The note bears interest at a per annum of 2.56%. The note has a maturity date of August 3, 2019.

On June 5, 2019, the Company entered into an agreement with FSW Funding for an Accounts Receivable Credit Facility. The twenty-four month facility is up to a maximum of $5,000,000 on 85% of eligible accounts and has an annualized interest rate of the Prime Rate published from time to time by the Wall Street Journal plus 4.5%. A fee of 3% of the Maximum Facility will be assessed to the Company.

On June 5, 2019, the remaining $300,000 of Convertible Promissory Notes were mandatorily converted into shares of our common stock pursuant to the terms of the Note. The Company converted $300,000 of Convertible Promissory Notes and $18,228 of accrued interest into 127,291 shares of Common Stock at a conversion price of $2.50. The Company accrued $9,000 for a 3% cash conversion fee on the principal converted payable to the placement agent, Paulson Investment Company.

As of June 28, 2019, we sold an additional 898,550 shares of common stock for $1,797,100 and issued 449,275 common stock purchase warrants exercisable at $2.40. We accrued commissions of $215,652 and 107,826 warrants payable in connection with the sale of these shares to the placement agent. We issued 63,492 shares of Common Stock for services provided to the Company valued at $209,346.

We evaluated subsequent events through the date the financial statements were issued, and determined that there are not any other items to disclose.